Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis
Financial liabilities	$ (121,260)	$ (114,395)	$ (111,786)
Financial assets	77,261	83,240	84,725
Fair value, financial liabilities	(121,706)	(114,755)	(112,648)
Fair value, financial assets	77,261	83,240	84,725
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(2,067)	(1,230)	(1,019)
Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(37,895)	(31,434)	(28,365)
Fair value, financial liabilities	(38,347)	(31,806)	(29,216)
Swaps hedging bonds
Sensitivity analysis
Financial liabilities	(962)	(2,313)	(2,198)
Financial assets	812	546	673
Carrying amount	(150)	(1,767)	(1,525)
Fair value, financial liabilities	(962)	(2,313)	(2,198)
Fair value, financial assets	812	546	673
Estimated fair value	(150)	(1,767)	(1,525)
Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Financial liabilities	(2,677)	(3,863)	(5,669)
Fair value, financial liabilities	(2,671)	(3,851)	(5,680)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	11	91	240
Estimated fair value	11	91	240
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	(15)	86	(29)
Estimated fair value	$ (15)	86	(29)
Interest rate risk
Sensitivity analysis
Reasonably possible increase in risk assumption (as a percent)	0.10%
Reasonably possible decrease in risk assumption (as a percent)	(0.10%)
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ 17	15	10
Impact on cost of net debt, interest rate decrease	(17)	(15)	(10)
Interest rate risk | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	343	291	162
Change in fair value due to interest rate decrease	(343)	(291)	(162)
Interest rate risk | Swaps hedging bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(15)	(54)	(12)
Change in fair value due to interest rate decrease	15	54	12
Interest rate risk | Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase	3	3	(1)
Change in fair value due to interest rate decrease	(3)	(3)	(7)
Interest rate risk | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	3	3	17
Change in fair value due to interest rate decrease	$ (3)	$ (3)	$ (17)